FRANK VALUE FUND

a series of Frank Funds

Supplement dated September 14, 2009

To the Prospectus dated November 1, 2008

 and the Statement of Additional Information dated November 1, 2008

The Prospectus and Statement of Additional Information for the Frank Value Fund (the “Fund”), a series of Frank Funds (the “Trust”), are each supplemented and revised to reflect that:

(i) Mr. Alfred C. Frank has resigned as President and Trustee of the Trust and will no longer serve as one of the Fund’s portfolio managers,

(ii) Mr. Brian J. Frank has been appointed President, Treasurer, Chief Compliance Officer and a Trustee of the Trust,

(iii) Ms. Monique M. Weiss has been appointed Secretary of the Trust, and

(iv) Ms. Jenny Roberts has resigned as Trustee of the Trust.

Additionally, in the “Management of the Fund” section of the Fund’s Statement of Additional Information, the table containing information regarding each Trustee who is an “interested person” of the Trust and each officer of the Trust is replaced with the following:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] Age: 27	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003; Student, New York University, Accounting and Finance major, August 2000 to May 2004.	2	None
Monique M. Weiss[1] Age: 40	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated November 1, 2008, which provide information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at (866) 706-9790 and by visiting www.frankfunds.com.  You should retain this Supplement for future reference.